Provisions and other non-current liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of provisions and other non-current liabilities
The below table provides details related to Provisions and other non-current liabilities as of December 31, 2024 and 2023.

($ millions)	Note	2024	2023
Accrued liability for employee benefits:
Defined benefit pension plans	22	198	221
Other post-employment benefits	22	208	213
Other long-term employee benefits and deferred compensation		205	184
Provisions for litigation and other legal matters		—	—
Contingent consideration	17	96	90
Deferred income		86	32
Other non-current liabilities		32	44
Total provisions and other non-current liabilities		825	784

Disclosure of details of non-current product liabilities and other legal matter provisions

($ millions)	2024	2023	2022
January 1	6	206	53
Additions to provisions	15	3	175
Cash payments	(13)	(201)	(21)
Releases of provisions	(4)	(2)	(1)
December 31	4	6	206
Less current portion	(4)	(6)	(206)
Non-current provisions for litigation and other legal matters at December 31	—	—	—